Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919 www.invesco.com/us
July 31, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds) CIK 0000880859
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class R, Class Y and Institutional Class shares, as applicable, of Invesco Global Opportunities Fund and Invesco Select Opportunities Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 53 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 53 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission July 31, 2012.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.
Sincerely,
/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel